Tax charge - Income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax charge attributable to shareholders:
Current tax attributable to shareholders	£ (416)
Deferred tax attributable to shareholders	(206)
Tax charge attributable to shareholders' returns	(622)	£ (906)	£ (354)
Tax charge attributable to policyholders:
Current tax to attributable policyholders	(280)
Deferred tax attributable to policyholders	606
Tax credit (charge) attributable to policyholders' returns	326	(674)	(937)
Total current tax charge	(696)	(696)	(1,377)
Total deferred tax credit (charge)	400	(884)	86
Total tax charge	(296)	(1,580)	(1,291)
Loss before tax attributable to policyholders	326
Operating segments
Tax charge attributable to policyholders:
Tax credit (charge) attributable to policyholders' returns	326	(674)	(937)
Operating segments | Asia
Tax charge attributable to shareholders:
Current tax attributable to shareholders	(199)
Deferred tax attributable to shareholders	(78)
Tax charge attributable to shareholders' returns	(277)	(253)	(256)
Tax charge attributable to policyholders:
Current tax to attributable policyholders	(92)
Deferred tax attributable to policyholders	12
Tax credit (charge) attributable to policyholders' returns	(80)	(249)	(155)
Operating segments | US
Tax charge attributable to shareholders:
Current tax attributable to shareholders	(87)
Deferred tax attributable to shareholders	(168)
Tax charge attributable to shareholders' returns	£ (255)	(508)	66
US tax reform
Deferred tax charge on remeasurement of net deferred tax assets, attributable to shareholders' returns		£ 445
Tax rate (as a percent)	21.00%	35.00%
Operating segments | UK and Europe
Tax charge attributable to shareholders:
Current tax attributable to shareholders	£ (255)
Deferred tax attributable to shareholders	39
Tax charge attributable to shareholders' returns	(216)	£ (267)	(275)
Tax charge attributable to policyholders:
Current tax to attributable policyholders	(188)
Deferred tax attributable to policyholders	594
Tax credit (charge) attributable to policyholders' returns	406	(425)	(782)
Unallocated to a segment (central or other operations)
Tax charge attributable to shareholders:
Current tax attributable to shareholders	125
Deferred tax attributable to shareholders	1
Tax charge attributable to shareholders' returns	£ 126	£ 122	£ 111